LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES - Changes (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		R$ 18,737,227	R$ 19,301,796
Additions	[1]	5,342,117	4,769,019
Exchange variation (Note 28)		2,598	(52,254)
Financial charges (Note 28)	[2]	2,141,361	2,092,184	R$ 1,850,286
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits			(277,507)
Write-offs (cancellation of contracts)		69,121	338,098
Write-offs (payments), principal		(3,495,039)	(4,451,943)
Write-offs (payments), financial charges		(2,078,021)	(2,054,278)
Other changes in borrowings		(3,947)
Balance at end of the period		20,746,530	18,737,227	19,301,796
Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			(277,507)
Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		169,355
Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			25,815
Lease liabilities [member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		13,596,039	12,032,603
Additions	[1]	4,774,379	4,738,994
Exchange variation (Note 28)		0	0
Financial charges (Note 28)		1,630,993	1,392,570
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits			0
Write-offs (cancellation of contracts)		69,121	331,827
Write-offs (payments), principal		(3,081,545)	(2,754,909)
Write-offs (payments), financial charges		(1,600,192)	(1,481,392)
Other changes in borrowings		(3,947)
Balance at end of the period		15,246,606	13,596,039	12,032,603
Lease liabilities [member] | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Lease liabilities [member] | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Lease liabilities [member] | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Debentures
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		3,721,589	3,736,833
Additions	[1]	0	0
Exchange variation (Note 28)		0	0
Financial charges (Note 28)		417,048	486,521
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits			0
Write-offs (cancellation of contracts)		0	0
Write-offs (payments), principal		0	0
Write-offs (payments), financial charges		(443,423)	(501,765)
Other changes in borrowings		0
Balance at end of the period		3,695,214	3,721,589	3,736,833
Debentures | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Debentures | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Debentures | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Suppliers
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		0	0
Additions	[1]	484,654	0
Exchange variation (Note 28)		0	0
Financial charges (Note 28)		21,443	0
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits			0
Write-offs (cancellation of contracts)		0	0
Write-offs (payments), principal		(58,130)	0
Write-offs (payments), financial charges		(3,605)	0
Other changes in borrowings		0
Balance at end of the period		444,362	0	0
Suppliers | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Suppliers | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Suppliers | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Contingent liabilities (PPA)
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		88,888	615,299
Additions	[1]	0	0
Exchange variation (Note 28)		0	0
Financial charges (Note 28)		7,458	38,070
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits			(277,507)
Write-offs (cancellation of contracts)		0	6,271
Write-offs (payments), principal		(22,927)	(24,038)
Write-offs (payments), financial charges		(3,862)	(4,973)
Other changes in borrowings		0
Balance at end of the period		233,349	88,888	615,299
Contingent liabilities (PPA) | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			(277,507)
Contingent liabilities (PPA) | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		163,792
Contingent liabilities (PPA) | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			25,815
Financial institutions
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		0	1,073,090
Additions	[1]	0	0
Exchange variation (Note 28)		0	(52,254)
Financial charges (Note 28)		73	68,517
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits			0
Write-offs (cancellation of contracts)		0	0
Write-offs (payments), principal		(750)	(1,056,060)
Write-offs (payments), financial charges		0	(33,293)
Other changes in borrowings		0
Balance at end of the period		4,886	0	1,073,090
Financial institutions | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Financial institutions | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		5,563
Financial institutions | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
5G Licenses
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		1,300,686	1,843,971
Additions	[1]	0	0
Exchange variation (Note 28)		0	0
Financial charges (Note 28)		54,587	105,563
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits			0
Write-offs (cancellation of contracts)		0	0
Write-offs (payments), principal		(331,687)	(616,936)
Write-offs (payments), financial charges		(18,616)	(31,912)
Other changes in borrowings		0
Balance at end of the period		1,004,970	1,300,686	1,843,971
5G Licenses | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
5G Licenses | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
5G Licenses | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Other Creditors
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period		30,025	0
Additions	[1]	83,084	30,025
Exchange variation (Note 28)		2,598	0
Financial charges (Note 28)		9,759	943
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits			0
Write-offs (cancellation of contracts)		0	0
Write-offs (payments), principal		0	0
Write-offs (payments), financial charges		(8,323)	(943)
Other changes in borrowings		0
Balance at end of the period		117,143	30,025	R$ 0
Other Creditors | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Other Creditors | Vale Saúde Sempre
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		R$ 0
Other Creditors | Garliava
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			R$ 0

[1]	The amounts of income from leases and Tax Amnesty Programs have no effect on resources (cash).
[2]	Includes the consolidated amounts of R$1,630,993 e R$1,392,570 and R$1,292,376 in the years ended December 31, 2024, 2023 and 2022, respectively, related to leases charges.